FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
March 31, 2014
Assets:
Deferred compensation assets	$3,917	$3,917	$—	$—
Commodity swaps	2,533	—	2,533	—
Liabilities:
Commodity swaps	$3,705	$—	$3,705	$—
December 31, 2013
Assets:
Commodity swaps	$15,505	$—	$15,505	$—
Deferred compensation assets	3,495	3,495	—	—
Liabilities:
Commodity swaps	$4,959	$—	$4,959	$—
Fair values are based on observable market data.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets:
Deferred compensation assets	$3,495	$3,495	$—	$—
Commodity swaps	15,505	—	15,505	—
Liabilities:
Commodity swaps	$4,959	$—	$4,959	$—
December 31, 2012
Assets:
Deferred compensation assets	$3,396	$3,396	$—	$—
Commodity swaps	49	—	49	—
Liabilities:
Commodity swaps	$4,134	$—	$4,134	$—
Fair values are based on observable market data.